Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0001370755
Registrant Name	BLACKROCK TCP CAPITAL CORP.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A